Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 4,237,874,913	$ 4,631,605,767
Creditors for Purchase to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	39,979,209	49,299,271
Collections and Other Transactions on Behalf of Third Parties
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	429,821,781	378,654,594
Obligations for Purchase Financing
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	3,048,986,700	3,214,060,031
Creditors for Purchase of Foreign Currency to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	0	82,777,551
Accrued Fees Payable
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	28,112,674	24,383,268
Sundry Items Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	70,248,265	104,232,088
Sundry Items not Subject to Minimum Cash(*)
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	534,261,567	647,332,598
Lease Liabilities(**)
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	44,196,888	70,662,225
Cash or equivalents for purchases or cash sales to be settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	9,816,450	15,703,458
Lease Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	841,320	9,507,685
Other Financial Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 31,610,059	$ 34,992,998